Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Summary of Inventories	Inventories as at December 31 comprised the following (in thousands):

	2021	2022
Finished goods	$278,345	$380,216
Obsolete stock provision	(22,681)	(34,247)
Total inventories	$255,664	$345,969